Lease obligations	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Lease obligations	Lease obligations:

	2022	2021
Opening lease obligations	$717,101	$722,234
Additions, net of disposals	262,470	97,673
Interest expense	48,039	45,394
Lease payments	(153,901)	(146,448)
Effect of movements in exchange rates and other	(3,546)	(1,752)
Lease obligations at December 31	870,163	717,101
Less: current portion	(108,736)	(98,301)
Lease obligations - non current portion	$761,427	$618,800

The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2022:

	Lease payments	Interest component	Lease obligations
2023	$156,807	$48,978	$107,829
2024	140,462	43,760	96,702
2025	124,474	38,546	85,928
2026	108,587	33,599	74,988
2027	98,123	28,639	69,484
Thereafter	523,526	88,294	435,232
	$1,151,979	$281,816	$870,163

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2022 was $81.9 million (2021 - $80.8 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases are comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2022 were $0.2 million (2021 - $0.2 million).
Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $53.5 million (2021 - $52.6 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$659,010	$4,968
Terminals and tanks	169,518	34,634
Other	41,635	13,864
Total	$870,163	$53,466

Leases not yet commenced
As at December 31, 2022, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $132.6 million (2021 - $392.0 million). The leases not yet commenced as at December 31, 2022 related to terminal agreements, storage tank agreements and the addition of 1 new ocean vessel in 2023 with a 15-year term, replacing expiring time charter vessels. The leases not yet commenced as at December 31, 2021 related to terminal agreements, storage tank agreements and 6 new ocean vessels, some of which are now in place.